Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment of Loans and Financing - Loans and Financing [Member] $ in Thousands	Sep. 30, 2024 USD ($)
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	$ 2,710,893
2025 [Member]
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment
2026 [Member]
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	8,259
2027 [Member]
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	22,315
2028 [Member]
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	1,002,583
2029 [Member]
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	989,449
Maturities after 2029 [Member]
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	$ 688,287